Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
43.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2021 and 2022 are as follows:

	2021		2022
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	10,540,968	12,154,088
Contingent guarantees		4,670,771	4,565,829
ABS and ABCP purchase agreements		1,525,768	1,496,604

		16,737,507	18,216,521

Commitments to extend credit:
Loan commitments in won		81,707,963	83,231,840
Loan commitments in foreign currency		19,807,686	25,052,284
Other agreements (*)		92,338,217	96,971,153

		193,853,866	205,255,277

Endorsed bills:
Secured endorsed bills		8,199	10,025
Unsecured endorsed bills		7,683,165	7,046,806

		7,691,364	7,056,831

	~~W~~	218,282,737	230,528,629

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
86,979,545 million for the year ended December 31, 2021 and
~~W~~
90,452,012 million for the year ended December 31, 2022.

(b)	Pending litigations

The	Group’s pending lawsuits as a defendant as of December 31, 2022 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first trial is ongoing as of December 31, 2022.

Loss claim	1		64,748	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2022.

Loss claim	1		36,436	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2022.

Hwaseong Bansong-dong Construction Payment Litigation (Hyosung Heavy Industries, etc. 1)	1		25,507	The plaintiffs, as contractors, claimed unpaid construction costs.	The first trial is ongoing as of December 31, 2022.

Others	588		370,892	It includes various cases, such as compensation for loss claim.

	592	~~W~~	530,679

As of the December 31, 2022, the Group has recorded
~~W~~
29,238 million and
~~W~~
3,991 million, respectively, as provisions and insurance contract liabilities (reserve for claims) for litigations, etc., which have been decided to lose at the first trial. The outcome of the remaining litigations other than those accounted for provisions, etc. are not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)
As a Prime Brokerage Service operator, the Group entered into a total return swap agreement (“TRS”, derivatives that exchange profits and losses from underlying assets such as stocks, bonds and funds) with a fund operated by Lime Asset Management (“Lime Fund”). Through TRS with the Group, the Lime Fund invested approximately $200 million in IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance
Fund-FX
Hedge (“IIG Fund”) from May 2017 to September 2017. The

Group invested the IIG Fund in LAM Enhanced Finance III L.P (“LAM III Fund”) in kind and acquired the LAM III Fund’s beneficiary certificates in accordance with the management instructions of Lime Asset Management in 2019. The recoverable value of the LAM III Fund beneficiary certificates is affected by the recoverable value of the IIG Fund invested in kind.
Meanwhile, IIG Fund received cancellation of registration and asset freeze from the US Securities and Exchange Commission in November 2019. The Financial Supervisory Service (FSS) announced in its interim inspection of Lime Fund in February 2020 that the Group is charged of being involved in poor concealment and fraud of Lime Fund while operating TRSs with Lime Fund, and a related prosecution investigation has been under way since then.
Institutional sanctions (banned from the sale of new private equity funds and etc. for six months) against the Group was finalized by the Financial Services Commission on November 12, 2021.
In addition, the prosecution arrested and indicted the former director of Prime Brokerage Services for fraud charges and violation of the Capital Market and Financial Investment Services Act. Finally, the former director of Prime Brokerage Services was found guilty.
The prosecution had indicted the Group and the former director of Prime Brokerage Services on January 22, 2021 for violating ‘Financial Investment Services and Capital Markets Act’ by applying the joint penal provisions. On March 15, 2023 the Group was fined
~~W~~
50
million won for negligence in its supervisory duties. The Group has determined the additional legal responsibility that may arise in the future related to the above indictment is not significant.
Considering the board resolutions and the results of the Financial Supervisory Service’s dispute settlement committee, the Group has been completed or will be carried out the compensation and liquidity supply for some of the Lime Fund sales in the future.

(d)
The Group has sold Gen2 related trust instruments from May 2014 to November 2019. As of December 31, 2022, approximately
~~W~~
420 billion, the entire outstanding balance, is suspended from redemption and delayed in repayment. In accordance with a resolution of the Board of Directors on September 28, 2021, the Group has decided to pay 40% of the investment principal to the customers who have agreed to the suspension of redemption and settle the amount upon investment recovery.

(e)
The Group is responsible for the completion of construction when the contractor fails to fulfill its responsibilities. In case the Group fails to fulfill its responsibility, it is in the process of a responsible-for-completion
land trust project (154 cases other than the new residential and commercial apartment project in
Jongno-gu,
Seoul (excluding completed workplaces)) to compensate for damages incurred to the financial institutions, and for the period ended December 31, 2022, the total PF loans amounted to
~~W~~
5,194.9 billion. The amount of claim for damages of the Group is determined after identifying whether it is a damage caused by the Group’s failure to fulfill its responsibilities. As of December 31, 2022, the risk of the Group to bear the responsibility to complete the project is low, and the loss cannot be reliably measured, hence this was not reflected in the financial statements for the period ended December 31, 2022. Meanwhile, the process of each business sites will be continuously monitored.